Issued Capital (Details)	12 Months Ended
Jun. 30, 2026 AUD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	$ 0.07
Subscriptions shares received | shares	38,027,143
Issued Capital [Member]
Disclosure of classes of share capital [line items]
Subscriptions received | $	$ 2,661,900